Revenue and Segment Reporting	6 Months Ended
Jun. 30, 2022
Revenue and Segment Reporting [Abstract]
Revenue and segment reporting

18. Revenue and segment reporting

The principal activities of the Group are providing a wide range of educational programs, services and products, consisting primarily of general adult English training, overseas training services, online English training, junior English training and other English language-related services in the PRC and digital asset mining activities in the USA.

(a) Disaggregation of revenue

	For the Six Months Ended June 30,
	2021	2022
	RMB’000	RMB’000

Revenue from contracts with customers
General adult English training	146,272	14,942
Overseas training services	76,916	44,205
Online English training	132,167	130,108
Junior English training	48,334	35,474
Others English language-related services	7,630	2,175
Digital asset mining	-	10,920
Total	411,319	237,824

(b) Revenue expected to be recognised in the future arising from contracts with customers in existence at the reporting date

As of December 31, 2021 and June 30, 2022, the aggregated amount of the transaction price allocated to the remaining performance obligations under the Group’s existing contracts was RMB581,161 and RMB462,205, respectively. This amount principally represents revenue expected to be recognized in the future from contracts for general adult English training, overseas training services, online English training and junior English training entered into by the customers with the Group. The Group will recognize the expected revenue in future as the service is rendered, which is expected to occur over the next 1 to 51 months.

(c) Segment Reporting

The Group’s chief operating decision makers has been identified as the chairman of the board of directors and Chief Executive Officer of the Company, who review financial information of operating segments when making decisions about allocating resources and assessing performance of the Group.

The Group identified the following five operating segments, including general adult English training, overseas training services, online English training, junior English training and digital asset mining as reportable segments.

—	General adult English training: this segment delivers English course to customers based on customers’ particular needs and in a convenient classroom setting at learning centers located across the PRC.

—	Overseas training services: this segment provides English test preparation courses training services, consulting services related to overseas study and short-term study abroad programs services.

—	Online English training: this segment provides tutorial courses through online platform of “Likeshuo”.

—	Junior English training: this segment provides English courses to students aged between six to 18 in a convenient classroom setting at learning centers located across the PRC.

—	Digital asset mining: this segment is the Group’s newly formed business sector. Digital asset mining is focused on the production of bitcoin.

Revenue and expenses are allocated to the reportable segments with reference to revenue generated by those segments and the expenses incurred by those segments.

The measure used for reporting segment profit is gross profit (revenue less cost of sales).

Other information together with the segment information, provided to the Group’s chief operating decision makers, is measured in a manner consistent with that applied in these financial statements. There were no separate segment assets and segment liabilities information provided to the Group’s chief operating decision makers, as they do not use this information to allocate resources to or evaluate the performance of the operating segments.

(i) Segment revenue and results

Disaggregation of revenue from contracts with customers by the timing of revenue recognition, as well as information regarding the Group’s reportable segments as provided to the Group’s chief operating decision makers for the purposes of resource allocation and assessment of segment performance for the six months ended June 30, 2021 and June 30, 2022 is set out below.

			For the six months ended June 30, 2022
	General adult English training	Overseas training services	Online English training	Junior English training	Digital asset mining	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Reportable segment revenue	14,942	44,205	130,108	35,474	10,920	235,649
Reportable segment gross profit	4,461	22,687	61,140	15,073	(1,468)	103,361

		For the six months ended June 30, 2021
	General adult English training	Overseas training services	Online English training	Junior English training	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000

Reportable segment revenue	146,272	76,916	132,167	48,334	403,689
Reportable segment gross profit	52,883	25,234	63,654	(3,791)	137,980

(ii) Reconciliations of reportable segment revenues and profit or loss

	For the Six Months Ended June 30,
	2021	2022
	RMB’000	RMB’000

Revenue
Reportable segment revenue	359,243	235,649
Other revenue	52,076	2,175

Consolidated revenue (note 18(a))	411,319	237,824

Profit
Reportable segment profit	137,980	103,361
Other profit	(1,018)	2,175

Reportable segment profit derived from Group’s external customers	136,962	105,536

Selling and marketing expenses	(147,543)	(51,801)
General and administrative expenses	(96,677)	(50,187)
Research and development expenses	(7,526)	(5,339)
Interest income	173	109
Interest expenses	(3,475)	(14)
Foreign currency exchange loss, net	(1,054)	4,455
Loss on disposal of subsidiaries	(5,495)	(9,653)
Government grants	6,369	2,177
Equity in income on equity method investments	1,449	2,984
Depreciation and amortization	(7,072)	(8,517)
Share-based compensation expenses	(38,358)	(5,099)
Warrant financing	(2,404)	-
Others, net	10,349	17,372
Unallocated head office and corporate expenses	(12,084)	(4,179)

Consolidated loss before income tax	(166,386)	(2,156)

(iii) Geographical information

With the exception of the group’s digital asset mining business is in the USA, all of the group’s operations and customers are located in the PRC.